             VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
             -----------------------------------------------------

                                 ANNUAL REPORT
                                 -------------

                               October 31, 1995

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
         COMMON STOCK     97.0%
         Consumer Distribution     7.9%
 22,000  Big B, Inc.                                          $316,250
*22,000  Books-A-Million, Inc.                                 280,500
 11,000  Cardinal Health, Inc.                                 577,500
* 3,000  Carson Pirie Scott & Co.                               50,625
* 4,000  CDW Computer Centers, Inc.                            195,000
 21,000  Circuit City Stores, Inc.                             698,250
 42,000  Claire's Stores, Inc.                                 834,750
*12,000  CompUSA, Inc.                                         481,500
*14,000  Consolidated Stores Corp.                             327,250
  1,000  Dole Food, Inc.                                        38,000
* 9,800  Eckerd Corp.                                          390,775
 52,000  Fingerhut Companies, Inc.                             695,500
*46,000  General Nutrition Companies, Inc.                   1,115,500
  1,000  Great Atlantic & Pacific                               20,375
*29,000  Gymboree Corp.                                        659,750
*11,000  Health Management, Inc.                               126,500
* 2,000  Hills Stores Co.                                       15,250
 10,000  Lear Seating Corp.                                    290,000
*14,000  MacFrugals Bargains Closeouts                         164,500
  9,000  Medicine Shoppe International, Inc.                   389,250
* 6,000  Mens Wearhouse, Inc.                                  235,500
*15,000  Micro Wharehouse, Inc.                                678,750
*38,000  OfficeMax, Inc.                                       940,500
 83,900  Pier 1 Imports. Inc.                                  818,025
* 5,000  Proffitts, Inc.                                       118,750
* 6,000  Rexel, Inc.                                            69,000
  3,000  Richfood Holdings, Inc.                                74,625
  7,000  Ross Stores, Inc.                                     110,250
*25,000  Staples, Inc.                                         668,750
*42,800  Stop & Shop Companies, Inc.                           877,400
*40,000  Sunglass Hut International, Inc.                    1,090,000
  4,000  Tiffany & Co.                                         174,500
*25,000  Viking Office Products, Inc.                        1,109,375
*43,000  Waban, Inc.                                           661,125
* 6,000  Whole Foods Market, Inc.                               72,750
* 3,000  Younkers, Inc.                                         66,375
*32,000  Zale Corp.                                            472,000
                                                           ------------
                                                            15,904,700
                                                           ------------

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
         Consumer Durables     4.2%
  3,000  Borg Warner Automotive, Inc.                          $86,625
 50,000  Breed Technologies, Inc.                              925,000
 47,000  Brunswick Corp.                                       922,375
*21,000  Champion Enterprises, Inc.                            546,000
 35,000  Clayton Homes, Inc.                                   936,250
*23,000  Cobra Golf, Inc.                                      621,000
* 4,000  Department 56, Inc.                                   182,500
 24,000  Echlin, Inc.                                          864,000
  5,000  Fleetwood Enterprises, Inc.                           103,125
 14,000  Gencorp, Inc.                                         148,750
  8,400  Harman International Industries, Inc.                 389,550
 46,000  Leggett & Platt, Inc.                               1,115,500
  7,000  Lennar Corp.                                          161,875
 14,000  Outboard Marine Corp.                                 297,500
  7,000  Smith (A. O.) Corp.                                   146,125
  6,000  Snap-On Tools, Inc.                                   254,250
 22,000  Toro Co.                                              632,500
                                                           ------------
                                                             8,332,925
                                                           ------------

         Consumer Non-Durables     4.5%
  1,000  Alberto Culver Co., Class B                            31,625
 34,000  American Greetings Corp., Class A                   1,079,500
 29,000  Barefoot, Inc.                                        337,125
* 7,000  Fieldcrest Cannon, Inc.                               134,750
* 9,000  Fossil, Inc.                                           96,750
  2,000  Hormel (G. A.) & Co.                                   46,000
 13,000  IBP, Inc.                                             781,625
 41,000  Liz Claiborne, Inc.                                 1,158,250
*23,000  Nautica Enterprises, Inc.                             787,750
*10,000  Nu-Kote Holdings, Inc., Class A                       198,750
 11,000  Phillips-Van Heusen Corp.                             111,375
* 3,000  Scotts Co., Class A                                    60,000
* 9,000  Smithfield Foods, Inc.                                236,250
 15,000  Springs Industries, Inc.                              643,125
  8,000  St. John Knits, Inc.                                  382,000
*21,000  Starbucks Corp.                                       834,750
 56,000  Topps, Inc.                                           343,000
  1,000  Unifi, Inc.                                            22,750
  9,000  Universal Foods Corp.                                 309,375

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
*18,000  Westpoint Stevens, Inc.                              $382,500
 25,000  Whitman Corp.                                         534,375
*18,000  Wolverine World Wide, Inc.                            549,000
                                                           ------------
                                                             9,060,625
                                                           ------------

         Consumer Services     8.2%
  4,000  Advo, Inc.                                            102,500
 10,000  Banta Corp.                                           427,500
 12,000  Belo( A. H.) Corp.                                    414,000
*14,000  Boston Chicken, Inc.                                  476,000
 26,000  Bowne & Co., Inc.                                     481,000
*11,000  Boyd Gaming Corp.                                     148,500
* 1,000  Casino America, Inc.                                    7,000
 19,000  Equifax, Inc.                                         722,000
* 9,000  HFS, Inc.                                             559,125
 30,000  Kelly Services, Inc.                                  765,000
 25,000  King World Productions, Inc.                          865,625
*21,000  Lone Star Steakhouse Saloon, Inc.                     813,750
  9,000  Media General, Inc., Class A                          250,875
*21,000  Mirage Resorts, Inc.                                  695,625
 19,000  New York Times Co., Class A                           529,625
 27,760  Ogden Corp.                                           635,010
 16,000  Olsten Corp.                                          612,000
 17,000  Omnicom Group                                       1,088,000
*26,000  Outback Steakhouse, Inc.                              809,250
* 3,000  Papa John's International, Inc.                       116,625
 13,200  PHH Corp.                                             580,800
*31,500  Players International, Inc.                           342,563
  1,000  Pulitzer Publishing Co.                                45,375
*19,000  Regal Cinemas, Inc.                                   741,000
 17,000  Reynolds & Reynolds Co.                               603,500
*23,000  Rio Hotel & Casino, Inc.                              293,250
 28,000  Robert Half International, Inc.                     1,029,000
 26,000  Sbarro, Inc.                                          549,250
*12,500  Scientific Games Holdings Corp.                       415,625
* 6,000  Sonic Corp.                                           132,000
*13,500  Spelling Entertainment Group, Inc.                    173,813
 24,000  Wendys International, Inc.                            480,000
*32,000  Westcott Communications, Inc.                         444,000
                                                           ------------
                                                            16,349,186
                                                           ------------

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
         Energy     5.0%
*17,000  BJ Services Co.                                      $401,625
 13,000  Brooklyn United Gas Co.                               326,625
 24,100  Eastern Enterprises                                   716,975
 38,000  El Paso Natural Gas Co.                             1,026,000
 25,000  KCS Energy, Inc.                                      246,875
 12,000  K.N. Energy, Inc.                                     307,500
*25,000  Mesa, Inc.                                            106,250
*91,000  Nabors Industries, Inc.                               784,875
 14,000  NACCO Industries, Inc., Class A                       805,000
  2,500  National Fuel Gas Co.                                  75,000
 24,000  NICOR, Inc.                                           648,000
*15,000  Nuevo Energy Co.                                      333,750
*16,000  Offshore Logistics, Inc.                              198,000
 14,400  ONEOK, Inc.                                           356,400
 28,000  Pacific Enterprises                                   693,000
*48,000  Smith International, Inc.                             768,000
  1,000  Tidewater, Inc.                                        26,375
 25,000  Union Texas Petroleum Holdings, Inc.                  459,375
*12,000  United Meridian Corp.                                 202,500
 24,000  Valero Energy Corp.                                   567,000
*30,000  Varco International, Inc.                             277,500
  6,000  Washington Gas & Light Co.                            115,500
*   500  Weatherford Enterra, Inc.                              12,250
* 3,000  Western Atlas, Inc.                                   133,500
 12,400  WICOR, Inc.                                           370,450
    188  Williams Companies                                      7,285
                                                           ------------
                                                             9,965,610
                                                           ------------

         Finance     14.5%
 12,000  Advanta Corp., Class A                                468,000
 25,000  Ahmanson (H. F.) & Co.                                634,375
 15,000  AMBAC, Inc.                                           643,125
 34,000  American Financial Group, Inc.                        956,250
 25,000  American Re Corp.                                     956,250
 29,000  Bankers Life Holding Corp.                            525,625
 33,000  Bear Stearns Companies, Inc.                          660,000
*24,000  California Federal Bank                               357,000
  4,000  CCB Financial Corp.                                   196,000
 26,000  Charter One Financial, Inc.                           737,750

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
 58,000  City National Corp.                                  $783,000
 10,000  CMAC Investment Corp.                                 475,000
 23,000  Commercial Federal Corp.                              750,375
  1,500  Countrywide Credit Industries, Inc.                    33,188
 23,000  Crestar Financial Corp.                             1,319,625
 41,000  Edwards (A.G.), Inc.                                1,040,375
 22,000  Finova Group, Inc.                                  1,001,000
  7,000  First American Corp.                                  306,250
 10,000  First Financial Corp.                                 210,000
 18,000  First Tennessee National Corp.                        972,000
 13,000  First USA, Inc.                                       606,125
 20,300  Fremont General Corp.                                 596,313
 19,000  GATX Corp.                                            909,625
 49,000  Mercury Financial Co.                                 943,250
  7,300  MGIC Investment Corp.                                 415,188
  9,000  North American Mtg., Co.                              185,625
 21,000  North Fork Bancorporation                             459,375
 22,000  Northern Trust Corp.                                1,050,500
 12,880  Norwest Corp.                                         388,010
  2,000  Ohio Casualty Corp.                                    71,500
 10,000  Penncorp Financial Group, Inc.                        238,750
 32,000  Peoples Heritage Financial                            620,000
 25,000  Protective Life Corp.                                 712,500
 18,000  Regions Financial Corp.                               720,000
109,000  Reliance Group Holding                                803,875
 17,000  Reliastar Financial Corp.                             716,125
  3,000  Roosevelt Financial Group, Inc.                        48,375
 38,000  Southtrust Corp.                                      959,500
  5,000  Sovereign Bancorp, Inc.                                50,000
 19,300  Star Banc Corp.                                     1,061,500
 16,000  TCF Financial Corp.                                   936,000
  6,000  TIG Holdings, Inc.                                    151,500
  6,000  Transatlantic Holdings, Inc.                          405,750
 28,000  Union Planters Corp.                                  854,000
  5,000  Vesta Insurance Group, Inc.                           203,125
 38,000  Washington Mutual, Inc.                               980,875
 15,000  Webb Del Corp.                                        313,125
  9,000  Zions Bancorporation                                  623,250
                                                           ------------
                                                            29,048,949
                                                           ------------

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
         Health Care     8.1%
*25,000  Amsco International, Inc.                            $409,375
 24,000  Bausch & Lomb, Inc.                                   840,000
* 5,000  Bio Rad Labs, Inc.,  Class A                          190,625
*19,000  CNS, Inc.                                             199,500
*11,000  Community Health Systems, Inc.                        349,250
*52,000  Cor Therapeutics, Inc.                                533,000
* 1,000  Cordis Corp.                                          110,625
  4,000  Dentsply International, Inc.                          138,000
*29,000  Foundation Health Corp.                             1,236,125
  2,000  HBO & Co.                                             143,250
 20,000  Healthcare Compare Corp.                              770,000
* 8,000  Healthsouth Rehabilitation                            211,000
*39,000  Horizon/CMS Healthcare                                784,875
*37,073  ICN Pharmaceuticals, Inc.                             759,997
 24,000  Integrated Health Services, Inc.                      519,000
*29,000  Lincare Holdings, Inc.                                725,000
  3,000  Manor Care, Inc.                                       98,625
* 1,000  Maxicare Health Plans                                  17,625
*32,000  Medisense, Inc.                                       716,000
 47,500  Mylan Labs, Inc.                                      890,625
*16,000  Nellcor Puritan Bennett, Inc.                         924,000
* 8,000  North American Biological                              65,000
* 2,000  Orthofix International,  NV                            19,500
*16,000  Oxford Health Plans, Inc.                           1,260,000
* 6,000  Pacific Physician Services                             94,500
* 3,000  Quintiles Transnational Corp.                         192,750
*17,000  Renal Treatment Centers, Inc.                         612,000
* 6,000  Rexall Sundown, Inc.                                   90,000
* 3,000  Target Therapeutics, Inc.                             229,500
*18,000  Thermo Cardiosystems, Inc.                            877,500
* 2,000  United American Healthcare Corp.                       22,250
*12,000  Universal Health Services, Inc.,  Class B             448,500
*20,000  Vivra, Inc.                                           660,000
*25,320  Watsons Pharmaceuticals, Inc.                       1,145,730
                                                           ------------
                                                            16,283,727
                                                           ------------

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
         Producer Manufacturing     7.4%
 16,000  Agco Corp.                                           $754,000
* 3,000  Alliant Techsystems, Inc.                             139,500
  5,000  Ametek, Inc.                                           88,750
 14,600  Aptar Group, Inc.                                     501,875
  7,000  Blount, Inc., Class A                                 305,375
 21,000  Briggs & Stratton Corp.                               847,875
* 6,000  Cognex Corp.                                          363,000
 22,000  Cummins Engine Co., Inc.                              792,000
 26,000  Danaher Corp.                                         812,500
*22,000  Detroit Diesel Corp.                                  396,000
*11,000  Duracraft Corp.                                       239,250
  6,000  Granite Construction, Inc.                            171,750
 18,500  IDEX Corp.                                            698,375
* 7,000  INDRESCO, Inc.                                        120,750
  1,000  Johnson Controls, Inc.                                 58,500
 20,000  Juno Lighting, Inc.                                   292,500
  2,000  Kent Electrics Corp.                                   97,750
 16,000  Kulicke & Sofa Industries, Inc.                       560,000
*24,000  Mueller Industries, Inc.                              561,000
  4,000  National Service Industries, Inc.                     119,500
* 9,000  Navistar International Corp.                           93,375
 19,000  PACCAR, Inc.                                          798,000
*30,000  Southdown, Inc.                                       495,000
*90,000  Sterling Chemicals, Inc.                              731,250
 11,000  Teledyne, Inc.                                        275,000
*28,300  Thermo Instrument Systems, Inc.                       856,075
 26,000  Timken Co.                                          1,036,750
* 8,000  United Waste Systems, Inc.                            316,000
*31,000  Varity Corp.                                        1,108,250
  6,000  Watts Industries, Inc., Class A                       123,750
 32,000  Wellman, Inc.                                         752,000
  9,000  Wolverine Tube, Inc.                                  319,500
                                                           ------------
                                                            14,825,200
                                                           ------------

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
         Raw Materials / Processing  Industries     8.7%
 17,000  Cleveland Cliffs, Inc.                               $641,750
 16,000  Cyprus Amax Minerals                                  428,000
* 4,000  Cytec Industries, Inc.                                218,000
  6,000  First Mississippi Corp.                               123,750
 14,000  Geon Co.                                              346,500
 24,000  Georgia Gulf Corp.                                    801,000
 15,000  Goodrich (B. F.) Co.                                  990,000
 46,000  Handy & Harman                                        644,000
  8,000  Inland Steel Industries, Inc.                         186,000
  2,000  International Specialty Products, Inc.                 17,500
*62,000  Jefferson Smurfit Corp.                               759,500
 40,000  J&L Specialty Steel, Inc.                             660,000
 44,000  Longview Fibre Co.                                    643,500
 15,000  Lubrizol Corp.                                        435,000
 41,000  Lyondell Petrochemical Co.                            881,500
 46,000  Magma Copper Co., Class B                             770,500
  6,000  Medusa Corp.                                          149,250
  3,000  NCH Corp.                                             163,125
 14,000  Olin Corp.                                            904,750
*51,000  Owens-Illinois, Inc.                                  643,875
 12,000  Potlatch Corp.                                        505,500
  3,000  Quanex Corp.                                           58,875
 11,000  Rayonier, Inc.                                        418,000
*69,000  Rexene Corp.                                          621,000
*20,000  Sealed Air Corp.                                      522,500
  5,000  Sigma-Aldrich Corp.                                   240,000
 33,000  Sonoco Products Co.                                   833,250
 43,000  Stone Container Corp.                                 736,375
 46,000  Terra Industries, Inc.                                580,750
  1,000  Texas Industries, Inc.                                 52,875
*23,000  USG Corp.                                             669,875
 15,000  Vigoro Corp.                                          652,500
  5,000  Vulcan Materals Co.                                   277,500
 43,500  Worthington Industries, Inc.                          744,938
                                                           ------------
                                                            17,321,438
                                                           ------------

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
         Technology     19.5%
* 6,000  Adaptec, Inc.                                        $264,000
*20,000  Alantec Corp.                                         710,000
* 4,000  Altera Corp.                                          244,000
*15,000  America Online, Inc.                                1,215,000
  3,000  Analysts International Corp.                           90,000
*28,000  Aspect Telecommunications Corp.                       973,000
*19,000  Atmel Corp.                                           594,936
* 1,000  Auspex Systems, Inc.                                   14,812
 27,000  Autodesk, Inc.                                        911,250
 21,400  Avnet, Inc.                                         1,080,700
 10,000  BMC Industries, Inc.                                  386,250
*18,000  BMC Software, Inc.                                    641,250
*56,000  Borland International, Inc.                           777,000
*36,000  Cadence Design Systems, Inc.                        1,174,500
*19,000  Cascade Communications                              1,344,250
*21,000  Cidco, Inc.                                           588,000
* 2,000  Computer Network Technology                            13,125
*60,000  Conner Peripherals, Inc.                            1,095,000
*22,000  Credence Systems Corp.                                825,000
  1,000  Dallas Semiconductor Co.                               21,250
*13,000  Dovatron International, Inc.                          399,750
*22,000  Dynatech Corp.                                        335,500
*12,000  Electroglas, Inc.                                     867,000
*13,000  Electronics For Imaging, Inc.                       1,082,250
* 4,000  FTP Software, Inc.                                    108,188
*34,000  Gateway 2000, Inc.                                  1,160,250
  9,000  Harris Corp.                                          525,375
*23,000  In Focus Systems, Inc.                                730,250
*44,000  Integrated Device Technology, Inc.                    844,250
*22,000  International Rectifier Corp.                       1,009,250
*37,000  Intervoice, Inc.                                      689,125
 24,000  KLA Instruments Corp.                               1,050,000

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
  3,000  Komag, Inc.                                          $172,875
 13,000  Lam Research Corp.                                    809,250
* 3,000  Littelfuse, Inc.                                       98,625
*17,000  McAfee Associates, Inc.                               998,750
*10,000  Microchip Technology, Inc.                            397,500
*26,000  Netmanage, Inc.                                       542,750
*14,000  Network Equipment Technologies                        465,500
*22,000  Network General Corp.                                 907,500
*12,500  Novellus Systems, Inc.                                857,812
* 8,000  Peoplesoft, Inc.                                      688,000
  4,500  Pioneer Standard Electronics, Inc.                     62,438
* 9,000  Policy Management Systems Corp.                       426,375
* 5,000  Quantum Corp.                                          86,250
*23,000  Read-Rite Corp.                                       819,375
* 4,000  Recoton Corp.                                          89,000
*38,000  S3, Inc.                                              650,750
*14,000  Seagate Technology                                    638,750
*30,000  Sequent Computer Systems, Inc.                        525,000
*25,000  Solectron Corp.                                     1,018,750
* 9,000  Sterling Software, Inc.                               416,250
*19,000  Symbol Technologies, Inc.                             665,000
*20,000  Teradyne, Inc.                                        670,000
*12,000  3Com Corp.                                            582,000
*19,000  Unitrode Corp.                                        513,000
*11,474  U.S. Robotics Corp.                                 1,067,080
  8,500  Varian Associates, Inc.                               437,750
*27,000  Vishay Intertechnology, Inc.                          972,000
 19,000  Wyle Electronics, Inc.                                814,625
*21,000  Xilinx, Inc.                                        1,000,125
                                                           ------------
                                                            39,157,591
                                                           ------------

         Transportation     2.6%
 49,000  Arkansas Best Corp.                                   453,250
 32,000  Comair Holdings, Inc.                                 896,000
 10,800  Consolidated Freightways, Inc.                        252,450
* 1,000  Continental Airlines, Inc., Class B                    35,625
*24,000  Fritz Companies, Inc.                                 846,000

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                       Market
 of Shares                                                    Value
 ----------------------------------------------------------------------
 26,000  Illinois Central Corp.                             $1,001,000
*22,000  MS Carriers, Inc.                                     341,000
*12,000  Northwest Airlines, Inc., Class A                     486,000
 19,000  Pittston Company Services Group                       520,125
  6,000  Stolt Nielsen, S.A.                                   182,250
 11,000  TNT Freightways Corp.                                 203,500
                                                           ------------
                                                             5,217,200
                                                           ------------
         Utilities     6.4%
*29,000  AES Corp.                                             572,750
 26,000  AT&T Corp.                                          1,040,000
 34,100  Boston Edison Co.                                     937,750
*12,000  California Energy, Inc.                               216,000
 27,000  Centerior Energy Corp.                                273,375
  4,300  Central Hudson Gas & Electric Corp.                   131,688
  1,000  Colorado Public Service Co.                            34,000
*10,000  Commnet Cellular, Inc.                                252,500
* 4,500  C-TEC Corp.                                            94,500
 38,000  Delmarva Power & Light Co.                            845,500
 17,000  DQE, Inc.                                             469,625
  8,000  Eastern Utilities Association                         187,000
* 4,251  Firstmiss Gold, Inc.                                   77,049
 42,000  Frontier Corp.                                      1,139,250
 36,000  Illinova Corp.                                      1,026,000
 41,000  Long Island Lighting Co.                              707,250
*33,000  New Mexico Public Service Co.                         556,875
 24,000  NIPSCO Industries, Inc.                               879,000
  9,500  Oklahoma Gas & Electric Co.                           380,000
  3,000  Orange & Rockland Utilities                           105,375
 27,000  Pinnacle West Capital Corp.                           742,500
 32,000  Portland General Corp.                                872,000
 14,200  Southern New England Telecommunications               514,750
*23,000  U.S. Cellular Corp.                                   790,625
* 1,000  U.S. Long Distance Corp.                               13,000
                                                           ------------
                                                            12,858,362
                                                           ------------
             Total Common Stock (Cost $174,637,894)        194,325,513
                                                           ------------

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
 Investment Portfolio
 October 31, 1995

 Number                                                                 Market
 of Shares                                                              Value
 ------------------------------------------------------------------------------
         CONVERTIBLE PREFERRED STOCK      0.0%
  1,600  FHP International Corp.,  $1.25, Series A  (Cost $34,616)      $38,000
                                                                   ------------

 Principal
 Amount
  (000)  REPURCHASE AGREEMENT      2.9%
 -------
 $5,805  SBC Capital Markets, Inc., dated 10/31/95, 5.87%,
         due 11/01/95 (collateralized by U.S. Government
         obligations in a pooled cash account) repurchase proceeds
         $5,805,947 (Cost $5,805,000)                                 5,805,000
                                                                   ------------
         Total Investments (Cost $180,477,510)     99.9%            200,168,513
         Other assets and liabilities, net          0.1%                176,308
                                                                   ------------
         NET ASSETS     100%                                       $200,344,821
                                                                   ============


*Non-income producing security.







See Notes to Financial Statements.

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION  FUND
------------------------------------------------------

Statement of Assets and Liabilities
October 31, 1995

ASSETS
Investments, at market value (Cost $ 180,477,510)                           $200,168,513
Cash                                                                               2,900
Dividends receivable                                                             161,587
Other assets                                                                      39,252
                                                                            ------------
    Total assets                                                             200,372,252
                                                                            ------------
LIABILITIES
Due to shareholder service agent                                                   1,149
Deferred trustees' compensation                                                    2,622
Accrued expenses and other liabilities                                            23,660
                                                                            ------------
    Total liabilities                                                             27,431
                                                                            ------------
Net Assets, equivalent to $12.17 per share                                  $200,344,821
                                                                            ============
NET ASSETS WERE COMPRISED OF:
Shares of benefical interest, at par; 16,467,558 shares outstanding         $    164,676
Capital surplus                                                              172,320,757
Undistributed net realized gain on securities                                  6,404,488
Net unrealized appreciation of securities                                     19,691,003
Undistributed net investment income                                            1,763,897
                                                                            ------------
NET ASSETS                                                                  $200,344,821
                                                                            ============



See Notes to Financial Statements.

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION  FUND
------------------------------------------------------

Statement of Operations
Year Ended October 31, 1995

Investment Income
Dividends                                                         $ 1,679,031
Interest                                                              349,870
                                                                  -----------
    Investment income                                               2,028,901
                                                                  -----------

Expenses
Shareholder service agent's fees                                       16,490
Accounting services                                                    23,710
Trustees' fees and expenses                                            10,946
Audit fees                                                             22,000
Legal fees                                                              5,013
Reports to shareholders                                                 6,143
Organization expenses                                                  12,395
Miscellaneous                                                             233
                                                                  -----------
    Total expenses                                                     96,930
                                                                  -----------
    Net investment income                                           1,931,971
                                                                  -----------

Realized and Unrealized Gain on Securities
Net realized gain on securities                                     7,254,104
Net unrealized appreciation of securities                          19,737,220
                                                                  -----------
    Net realized and unrealized gain on securities                 26,991,324
                                                                  -----------
    Increase in net assets resulting from operations              $28,923,295
                                                                  ===========



See Notes to Financial Statements.

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION  FUND
------------------------------------------------------

Statement of Changes in Net Assets

                                                                                    Year              November 23, 1993*
                                                                                   Ended                    through
                                                                              October 31, 1995          October 31, 1994
                                                                              ----------------        ------------------
NET ASSETS, beginning of period                                                   $ 20,659,532               $ 1,000,000
                                                                              ----------------        ------------------

Operations
  Net investment income                                                              1,931,971                   375,365
  Net realized gain (loss) on securities                                             7,254,104                  (849,616)
  Net unrealized appreciation (depreciation) of securities                          19,737,220                   (46,217)
                                                                              ----------------        ------------------
    Increase (decrease) in net assets resulting from operations                     28,923,295                  (520,468)
                                                                              ----------------        ------------------

Distributions to shareholders from net investment income                              (501,439)                  (42,000)
                                                                              ----------------        ------------------

Capital transactions
  Proceeds from shares sold                                                        200,761,987                20,180,000
  Proceeds from shares issued for distributions reinvested                             501,439                    42,000
  Cost of shares redeemed                                                          (49,999,993)                     ---
                                                                              ----------------        ------------------
    Increase in net assets resulting from capital transactions                     151,263,433                20,222,000
                                                                              ----------------        ------------------

Increase in Net Assets                                                             179,685,289                19,659,532
                                                                              ----------------        ------------------

NET ASSETS, end of period                                                         $200,344,821               $20,659,532
                                                                              ================        ==================

* Commencement of operations

See Notes to Financial Statements.

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION  FUND
------------------------------------------------------

Financial Highlights
Selected data for a share of benefical interest outstanding throughout the periods indicated.

                                                                    Year                  November 23, 1993 /(1)/
                                                                   Ended                       through
                                                              October 31, 1995 /(2)/       October 31, 1994 /(2)/
                                                              ----------------             ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of the period                                $ 9.82                       $10.00
                                                                        ------                       ------
Income from investment operations
  Investment income                                                        .18                          .24
  Expenses                                                                (.01)                        (.03)
                                                                        ------                       ------
Net investment income                                                      .17                          .21
Net realized and unrealized gains (losses) on securities                  2.26                         (.37)
                                                                        ------                       ------
Total from investment operations                                          2.43                         (.16)
                                                                        ------                       ------
Distributions from net investment income                                  (.08)                        (.02)
                                                                        ------                       ------
Net asset value, end of the period                                      $12.17                       $ 9.82
                                                                        ======                       ======

TOTAL RETURN                                                             25.00% /(3)/                 (1.80%) /(3)/

RATIOS/SUPPLEMENTAL DATA
Net assets, end of the period (millions)                                $200.3                        $20.7
Average net assets (millions)                                           $121.5                        $20.1

Ratios to average net assets  (annualized)
  Expenses                                                                 .08%                         .30%
  Net investment income                                                   1.59%                        1.99%

Portfolio turnover rate                                                     85%                          34%

(1) Commencement of operations
(2) Based on average shares outstanding
(3) Total return has not been annualized

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Van Kampen American Capital Small Capitalization Fund (the "Fund", formerly American Capital Small Capitalization Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.   INVESTMENT VALUATIONS
     Securities listed or traded on a national securities exchange are valued using prices as of 2:00 p.m. Eastern Time. Unlisted and listed securities for which the last sale price at 2:00 p.m. Eastern Time is not available are valued at the last reported bid price.

     Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time, until maturity, the investments are valued at amortized cost.

B.   REPURCHASE AGREEMENTS
     A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.   FEDERAL INCOME TAXES
     No provision for federal income taxes is required because the Fund has elected to elect to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification by annually distributing all of its taxable net investment income and taxable net realized gains on investments to its shareholders.

     During the period, the Fund utilized $849,616 in capital loss carryforwards to offset capital gains.

D.   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME
     Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

E.   DIVIDENDS AND DISTRIBUTIONS
     Dividends and distributions to shareholders are recorded on the record date. The Fund distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue code, which may differ from generally accepted accounting principles. Such dividends and distributions may exceed financial statement earnings.

F.   ORGANIZATION COSTS
     Organization expenses of approximately $62,000 were deferred and are being amortized over a five year period ending October 1998.

NOTE 2 - MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as investment manager of the Fund. The Adviser receives no compensation for its investment management services.

Accounting services include the salaries and overhead expenses of the Fund's Treasurer and the personnel operating under his direction. Charges are allocated among investment companies advised by the Adviser. For the period, these charges included $7,897 as the Fund's share of the employee costs attributable to the Fund's accounting officers. A portion of the accounting services expense was paid to the Adviser in reimbursement of personnel, facilities and equipment cost attributable to the provision of accounting services to the Fund. The accounting services provided by the Adviser are at cost.

ACCESS Investor Services, Inc., an affiliate of the Adviser, serves as the Fund's shareholder service agent. These services are provided at cost plus a profit.

At the end of the period, the Fund was owned by three investment companies advised by the Adviser. Van Kampen American Capital Pace Fund, Common Sense Trust Growth Fund, and Common Sense Trust II Growth Fund owned 48.11%, 51.00%, and 0.89%, respectively, of the Fund.

Legal fees were incurred for services rendered by O'Melveny & Myers, counsel for the Fund. Lawrence J. Sheehan, of counsel to that firm, is a trustee of the Fund.

Certain officers and trustees of the Fund are officers and trustees of the Adviser and the shareholder service agent.

NOTE 3 - INVESTMENT ACTIVITY
During the period, the cost of purchases of investments and proceeds from sales of investments, excluding short-term investments, were $246,630,782 and $99,202,546, respectively.

For federal income tax purposes, the identified cost of investments owned at the end of the period was $180,558,239. Net unrealized appreciation aggregated $19,610,274, gross unrealized appreciation aggregated $28,997,505 and gross unrealized depreciation aggregated $9,387,231.

NOTE 4 - TRUSTEE COMPENSATION
Fund trustees who are not affiliated with the Adviser are compensated by the Fund at the annual rate of $729 plus a fee of $21 per day for the Board and Committee meetings attended. During the period, such fees aggregated $9,635.

The trustees may participate in a voluntary Deferred Compensation Plan (the "Plan"). The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. Each trustee covered under the Plan elects to be credited with an earnings component on amounts deferred equal to the income earned by the Fund on its short-term investments or equal to the total return of the Fund.

NOTE 5 - CAPITAL
The Fund has an unlimited number of shares of $.01 par value of beneficial interest authorized. Fund shares are only available for purchase by publicly offered Funds for which the Adviser serves as investment adviser. The American Capital Pace Fund contributed the initial capital of $1,000,000 for 100,000 shares of the Fund on November 23, 1993. Transactions in shares for the period were as follows:

                                                                        November 23, 1993
                                                       Year Ended            through
                                                    October 31, 1995     October 31, 1994
                                                    ----------------     ----------------
     Shares sold                                       18,994,170            2,100,000
     Shares issued for distributions reinvested            54,151                4,130
     Shares redeemed                                   (4,684,893)               --
                                                       ----------            ---------
          Increase in shares outstanding               14,363,428            2,104,130
                                                       ==========            =========

NOTE 6 - FUND REORGANIZATION
On July 21, 1995, the shareholders approved the reorganization of the Fund to a Delaware Business Trust and the election of fourteen trustees. On August 25, 1995, the reorganization became effective.

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND



In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Van Kampen American Capital Small Capitalization Fund (the "Fund") at October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP


Houston, Texas
December 8, 1995

MANAGEMENT DISCUSSION

The objective of the Van Kampen American Capital Small Capitalization Fund is to achieve long term capital appreciation by investing in a portfolio of equity securities with a market capitalization of between $125 million and $1 billion. During the fiscal year ended October 31, 1995, the Fund's performance was helped by a strong stock market, in general, and the strong performance of technology stocks, in particular. The performance of stocks in general benefited from a period of low inflation and strong corporate earnings, while technology stocks benefited from increasing demand for semiconductors, computers, cellular phones and other technologically advanced products and services.

For the 12 months ended October 31, 1995, the Fund achieved a total return at net asset value of 25 percent, including reinvestment of dividends totaling $0.08 per share. By comparison, the Standard & Poor's 500-Stock Index achieved a total return of 26.36 percent and the Wilshire Asset Management Next 1750 Index achieved a total return of 19 percent.*

                  Change in Value of a $10,000 Investment in
           Van Kampen American Capital Small Capitalization Fund vs.
        the Wilshire Asset Management Next 1750 Index* and the S&P 500*

                                 Wilshire Asset      Van Kampen American
           Standard & Poor's       Management           Capital Small
Year       500-Stock Index*     Next 1750 Index*     Capitalization Fund
11/30/93        10,000               10,000                 10,040
12/31/93        10,168               10,363                 10,170
1/31/94         10,498                                      10,330
2/28/94         10,183                                      10,360
3/31/94          9,785               10,039                  9,970
4/30/94          9,898                                       9,910
5/31/94         10,021                                       9,670
6/30/94          9,827                9,669                  9,160
7/31/94         10,137                                       9,450
8/31/94         10,518                                      10,010
9/30/94         10,308               10,443                  9,780
10/31/94        10,523                1,000                  9,820
11/30/94        10,107                  955                  9,480
12/31/94        10,306               10,223                  9,451
1/31/95         10,556                                       9,522
2/28/95         10,937                                       9,875
3/31/95         11,306               10,822                 10,258
4/30/95         11,622                                      10,359
5/31/95         12,044                                      10,681
6/30/95         12,382               11,792                 11,206
7/31/95         12,775                                      12,073
8/31/95         12,771                                      12,245
9/30/95         13,363               12,952                 12,547
10/31/95        13,296               12,455                 12,275

Past performance is not indicative of future performance.

*The Standard & Poor's 500-Stock Index is a broad-based, unmanaged index that reflects general stock market performance. The Wilshire Asset Management Next 1750 Index is an unmanaged index that reflects the general performance of small-capitalization stocks. Neither reflects any commissions or fees that would be paid by an investor purchasing the securities it represent.


   ------------------------------------------------------------------------------------------------
   |                                                   |                   |     Since Inception   |
   |  Average Annual Total Return                      |        1 Year     |        (11/23/93)     |
   |  -------------------------------------------------------------------------------------------- |
   |                                                   |                   |                       |
   |  At Net Asset Value (without a sales charge)      |          25%      |           11.14%      |
   ------------------------------------------------------------------------------------------------

VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION  FUND
------------------------------------------------------


Board of Trustees
J. Miles Branagan     David Rees
Philip P. Gaughan     Jerome L. Robinson
Linda H. Heagy        Lawrence J. Sheehan
Roger Hilsman         Fernando Sisto*
R. Craig Kennedy      Wayne W. Whalen
Donald C. Miller      William S. Woodside
Jack E. Nelson
Don G. Powell         *  Chairman of the Board
----------------------------------------------------

Officers
Don G. Powell         Ronald A. Nyberg
  President             Vice President
                        and Secretary
Curtis W. Morell
  Vice President      Nicholas Dalmaso
  and Treasurer       Huey P. Falgout, Jr.
                      Scott E. Martin
Dennis J. McDonnell   Weston B. Wetherell
Alan T. Sachtleben      Assistant Secretaries
Paul R. Wolkenberg
  Vice Presidents     Perry F. Farrell
                      M. Robert Sullivan
Tanya M. Loden          Assistant Treasurers
  Vice President
  and Controller
----------------------------------------------------

Investment Adviser
Van Kampen American Capital Asset Management, Inc.
2800 Post Oak Blvd., Houston, Texas  77056
----------------------------------------------------

Shareholder Service Agent
ACCESS Investor Services, Inc.
P.O. Box 418256, Kansas City, Missouri  64141-9256
----------------------------------------------------

Custodian
State Street Bank and Trust Co.
225 Franklin Street, Boston, Massachusetts,  02110
----------------------------------------------------

Counsel
O'Melveny & Myers
400 South Hope Street, Los Angeles, CA  90071
----------------------------------------------------

Independent Accountants
Price Waterhouse LLP
1201 Louisiana, Houston, TX 77002
-------------------------------------------------